Tax - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period		$ 10,628	$ 5,432
Liabilities, beginning of period		(3,240)	(3,294)
Deferred tax asset (liability)		7,388	2,138
Income statement		(71)	2,175
Other comprehensive income		(1,074)	2,872
Foreign exchange and other adjustments		273	203
Deferred tax asset (liability)		6,516	7,388
Assets, end of period		9,930	10,628
Liabilities, end of period		(3,414)	(3,240)
Deferred tax assets	[1]	7,754	8,360	$ 5,432
Deferred tax liabilities	[1]	1,238	972	$ 3,294
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period		1,062	1,151
Deferred tax asset (liability)		1,062	1,151
Income statement		(39)	7
Other comprehensive income		0	0
Foreign exchange and other adjustments		135	(96)
Deferred tax asset (liability)		1,158	1,062
Assets, end of period		1,158	1,062
Unused tax losses and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period		4,397	2,001
Deferred tax asset (liability)		4,397	2,001
Income statement		102	2,425
Other comprehensive income		0	0
Foreign exchange and other adjustments		45	(29)
Deferred tax asset (liability)		4,544	4,397
Assets, end of period		4,544	4,397
Financial assets at FVOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period		850	382
Liabilities, beginning of period		0	0
Deferred tax asset (liability)		850	382
Income statement		541	(1,127)
Other comprehensive income		(598)	2,281
Foreign exchange and other adjustments		83	(686)
Deferred tax asset (liability)		876	850
Assets, end of period		876	850
Liabilities, end of period		0	0
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period		1,271	154
Liabilities, beginning of period		0	0
Deferred tax asset (liability)		1,271	154
Income statement		1	1
Other comprehensive income		(974)	1,159
Foreign exchange and other adjustments		121	(43)
Deferred tax asset (liability)		419	1,271
Assets, end of period		419	1,271
Liabilities, end of period			0
Retirement obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period		0
Liabilities, beginning of period		(1,673)	(2,819)
Deferred tax asset (liability)		(1,673)	(2,819)
Income statement		(114)	217
Other comprehensive income		99	692
Foreign exchange and other adjustments		(126)	237
Deferred tax asset (liability)		(1,814)	(1,673)
Assets, end of period		0	0
Liabilities, end of period		(1,814)	(1,673)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period		3,048	1,744
Liabilities, beginning of period		(1,567)	(475)
Deferred tax asset (liability)		1,481	1,269
Income statement		(562)	652
Other comprehensive income		399	(1,260)
Foreign exchange and other adjustments		15	820
Deferred tax asset (liability)		1,333	1,481
Assets, end of period		2,933	3,048
Liabilities, end of period		$ (1,600)	$ (1,567)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.